Inventories Inventories (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Provision for excess and obsolete inventory	$ 2,174	$ 1,833